IMPAIRMENT REVERSALS (Tables)	12 Months Ended
Dec. 31, 2023
Impairment of assets [Abstract]
Schedule of impairment (reversals) charges

For the years ended December 31	2023	2022
Impairment charges of non-current assets[1]	$312	$483
Impairment of goodwill[1]	—	1,188
Total	$312	$1,671
[1]Refer to note 21 for further details.